UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21968

Astral Investments Trust

(Exact name of registrant as specified in charter)

20550 Maxim Parkway

Orlando, FL 32833

(Address of principal executive offices)

(Zip code)

John Robert Jones, Jr.

Astral Investments

20550 Maxim Parkway

Orlando, FL 32833

 (Name and address of agent for service)

With copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (321) 436-6442

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Astral Equity Financial Combustion Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 89.52%

Air Transportation, Scheduled - 6.42%
207	Pinnacle Airlines Corp.*	$ 3,579
127	Republic Airways Holdings, Inc.*	2,916
		6,495
Biological Products, (No Disgnostic Substances) - 2.45%
144	Qiagen NV*	2,474

Cable and Other Pay Television Services - 2.17%
92	Liberty Media International, Inc. Class A *	2,191

Crude Petroleum & Natural Gas - 4.02%
124	Norsk Hydro ASA †	4,070

Electromedical & Electrotherapeutic Apparatus - 3.94%
110	Cutera, Inc.*	3,981

Fire, Marine & Casualty Insurance - 6.18%
187	21st Century Insurance Group	3,964
71	Tower Group, Inc.	2,288
		6,252
Footwear, (No Rubber) - 2.42%
120	Iconix Brand Group, Inc.*	2,448

Miscellaneous Chemical Product - 6.09%
194	Hercules Corp.*	3,791
99	Nalco Chemical Co.	2,366
		6,157
Motor Vehicles & Passenger Car Bodies - 3.17%
138	Spartan Motors, Inc.	3,203

Oil & Gas Field Services - 2.56%
75	Superior Energy Services, Inc.*	2,585

Petroleum Refining - 3.47%
90	Western Refining, Inc.	3,512

Retail - Apparel & Accessory Stores - 4.22%
106	Aeropostale, Inc.*	4,264

Retail - Variety Stores - 2.66%
86	Big Lots, Inc.*	2,690

Semiconductors & Related Devices - 2.27%
96	Atheros Communications, Inc.*	2,297

Services - Advertising Agencies - 2.20%
85	Valueclick, Inc.*	2,221

Services - Business Services - 3.08%
85	Teletech Holdings, Inc.*	3,119

Services - Computer Integrated Services - 3.64%
111	Talx Corp.	3,677

Services - Computer Programming - 3.40%
218	Witpro Ltd. †	3,434

Services - Emplyment Agencies - 2.20%
97	Korn Ferry International *	2,225

Services - Management Consulting - 4.05%
107	Inventiv Health, Inc.*	4,097

Services-Prepackaged Software 9.83%
126	Cogent Communications Group, Inc.*	2,977
254	Interwoven, Inc.*	4,293
99	Witness Systems, Inc.*	2,669
		9,939
Steel & Iron - 4.06%
111	Companhia Vale do Rio Doce	4,106

Sugar & Confectionery Products - 2.75%		.
83	Imperial Sugar Co.	2,783

Trucking (No Local) - 2.27%
74	Swift Transportation, Inc.*	2,306

TOTAL FOR COMMON STOCKS (Cost $84,857) - 89.52%		$ 90,525

SHORT TERM INVESTMENTS - 6.32%
2,362	AIM Short Term Investments Company Prime Portfolio 5.24%**	$ 2,362
4,027	AIM Liquid Assets 5.24% **	4,027
	Total Short Term Investments (Cost $6,389)	6,389

TOTAL INVESTMENTS - (Cost $91,246) - 95.84%		96,914

OTHER ASSETS LESS LIABILITIES		4,211

NET ASSETS - 100.00%		$ 101,125

* Non-Income Producing Security during the period.
** Variable rate security; The coupon rate shown represents the rate at March 31, 2007
† American Depository Receipt

Astral Equity Financial Combustion Fund
Notes to Financial Statements
March 31, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $91,246 amounted to $5,668, which consisted of aggregate gross unrealized appreciation of  $6,709 and aggregate gross unrealized depreciation of $1,041.

Astral Ultra Equity Financial Combustion Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 85.72%

Air Transportation, Scheduled - 6.70%
149	Allegiant Travel Co.*	$ 4,694
380	Republic Airways Holdings, Inc.*	8,725
		13,418
Calculating & Accounting Machines (No Electronic Computers) - 2.20%
120	Verifone Holdings, Inc.*	4,408

Crude Petroleum & Natural Gas - 2.52%
184	Legacy Reserves L.P.	5,042

Deep Sea Foreign Transportation - 2.09%
156	Seaspan Corp.	4,179

Electronic Computers - 2.27%
217	Omnicell, Inc.*	4,540

Leather & Leather Products - 2.50%
100	Coach, Inc.*	5,005

Metal Cans - 2.14%
175	Crown Cork & Seal Co.	4,281

Miscellaneous Chemical Product - 1.99%
167	Nalco Chemical Co.	3,991

Mortgage Bankers & Loan Corres - 2.03%
216	Amerisafe, Inc.*	4,072

Natural Gas Transmission - 2.39%
130	Boardwalk Pipeline Partners L.P.	4,791

Newspapers: Publishing or Published - 2.25%
184	News Corp. Class B	4,502

Petroleum Refining - 3.25%
167	Western Refining, Inc.	6,517

Pipe Lines - 2.09%
151	Valero Group Holdings, LLC.	4,190

Radio & TV Broadcasting & Communication - 2.34%
136	Dolby Laboratories, Inc.*	4,693

Real Estate Investment Trusts - 3.22%
400	Resource Capital Corp.	6,456

Retail - Family Clothing Stores - 4.00%
132	American Eagle Outfitters, Inc.	3,959
150	TJX Companies, Inc.	4,044
		8,003
Services - Advertising Agencies - 2.41%
185	Valueclick, Inc.*	4,834

Services - Business Services - 3.06%
167	Teletech Holdings, Inc.*	6,127

Services - Computer Processing & Data Preparation - 4.40%
500	Sourcefire, Inc.*	8,810

Services - Computer Programming - 6.01%
196	Perficient, Inc.*	3,877
178	Satyam computer Services Ltd.	4,041
262	Witpro Ltd. †	4,127
		12,044
Services-Prepackaged Software - 11.44%
172	Altiris, Inc.	5,661
158	Ansoft Corp.*	4,999
460	Interwoven, Inc.*	7,775
171	Synopsys, Inc.*	4,485
		22,920
Special Industry Machinery, NEC - 2.21%
179	ASML Holding NV *	4,430

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.91%		.
135	Steel Dynamics, Inc.	5,833

Surgical & Medical Instruments- 2.65%
233	Rochester Medical Corp.*	5,308

Telephone & Telegraph Apparatus - 2.29%
161	Netgear, Inc.*	4,593

Television Broadcasting Station - 2.29%
153	Grupo Televisa SA	4,559

Wholesale - Drugs, Proprietaries - 2.07%
250	Axcan Pharmaceuticals, Inc.*	4,128

TOTAL FOR COMMON STOCKS (Cost $163,028) - 85.72%		$ 171,670

SHORT TERM INVESTMENTS - 12.43%
4,456	AIM Short Term Investments Company Prime Portfolio 5.24%**	$ 4,456
20,443	AIM Liquid Assets 5.24%**	20,443
	Total Short Term Investments (Cost $24,899)	24,899

TOTAL INVESTMENTS - (Cost $187,927) - 98.15%		196,569

OTHER ASSETS LESS LIABILITIES		3,696

NET ASSETS - 100.00%		$ 200,265

* Non-Income Producing Security during the period.
** Variable rate security; The coupon rate shown represents the rate at March 31, 2007
† American Depository Receipt

Astral Ultra Equity Financial Combustion Fund
Notes to Financial Statements
March 31, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $187,927 amounted to $8,643, which consisted of aggregate gross unrealized appreciation of $11,858 and aggregate gross unrealized depreciation of $3,215.

Astral Large-Cap Financial Combustion Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 88.19%

Biological Products (No Disgnostic Substances) - 2.75%
35	Gilead Sciences, Inc.*	$ 2,683

Books: Publishing or Publishing & Printing - 2.19%
34	McGraw-Hill Companies, Inc.	2,138

Computer Communications Equipment - 3.79%
145	Cisco Systems, Inc.*	3,702

Crude Petroleum & Natural Gas - 2.58%
46	XTO Energy, Inc.	2,521

Electronic Computers - 2.38%
25	Apple Computer, Inc.*	2,323

Hotels & Motels - 3.06%
83	Hilton Hotels Corp.	2,985

Industrial Trucks, Tractors, Trailors & Stackers - 4.11%
56	Terex Corp.*	4,019

Laboratory Analytical Instruments - 2.73%
46	Waters Corp.*	2,668

Leather & Leather Products - 4.10%
80	Coach, Inc.*	4,004

Oil & Gas Field Machinery & Equipment - 4.85%
30	Novacare, Inc.*	2,334
50	Smith International, Inc.	2,403
		4,736
Metal Cans - 3.52%
75	Ball Corp.	3,439

Paperboard Mills - 4.40%
72	Temple Inland, Inc.	4,301

Periodicals: Publishing or Published - 3.94%
67	Meredith Corp.	3,845

Petroleum Refining - 2.43%
24	Marathon Oil Corp.	2,372

Pharmaceutical Preparations - 3.87%
72	Celgene Corp.*	3,777

Plastics, Foil & Coated Paper - 2.31%
67	Pactiv Corp.*	2,261

Real Estate - 2.59%
74	C B Richard Ellis Group *	2,529

Retail - Department Stores - 5.03%
33	Kohl's Corp.*	2,528
29	Penney, J.C. Co., Inc.	2,383
		4,911
Sercurity Brokers, Dealers & Floatation Companies - 6.19%
124	Charles Schwab Corp.	2,268
80	T. Rowe Price Associates, Inc.	3,775
		6,043
Services - Business Services - 3.96%
85	Fidelity National Information Services, Inc.	3,864

Services - Computer Programming - 2.34%
5	Google, Inc.*	2,291

Services-Prepackaged Software - 4.72%
58	Adobe Systems, Inc.*	2,419
121	Oracle Corp.*	2,194
		4,612
Special Industry Machinery - 3.97%
121	Novellus Systems, Inc.*	3,874

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.66%		.
40	Nucor Corp.	2,605

Surgical & Medical Instruments- 3.72%
55	Stryker Corp.	3,648

TOTAL FOR COMMON STOCKS (Cost $84,711) - 88.19%		$ 86,150

SHORT TERM INVESTMENTS - 1.48%
1,015	Fidelity Money Market Portfolio Class Select 5.16%**	$ 1,015
429	AIM Short Term Invesments Company Prime Portfolio 5.24%**	429
	Total Short Term Investments (Cost $1,444)	1,444

TOTAL INVESTMENTS - (Cost $86,155) - 89.67%		87,594

OTHER ASSETS LESS LIABILITIES - 10.33%		10,097

NET ASSETS - 100.00%		$ 97,691

* Non-Income Producing Security during the period.
** Variable rate security; The coupon rate shown represents the rate at March 31, 2007

Astral Large-Cap Financial Combustion Fund
Notes to Financial Statements
March 31, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $86,155 amounted to $1,439, which consisted of aggregate gross unrealized appreciation of $2,290 and aggregate gross unrealized depreciation of $851.

Astral Mid-Cap Financial Combustion Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 96.78%

Computer Communications Equipment - 2.99%
45	F 5 Neworks, Inc.*	3,001

Crude Petroleum & Natural Gas - 3.51%
59	Noble Energy, Inc.	3,519

Electronic Connectors - 2.96%
46	Amphenol Corp. Class A	2,971

Fire, Marine & Casualty Insurance - 2.14%
63	American Financial Group, Inc	2,145

Investment Advice - 3.38%
95	Eaton Vance Corp.	3,386

Iron & Steel Foundries - 4.26%
41	Precision Castparts Corp.	4,266

Laboratory Analytical Instruments - 4.44%
130	Cytyc Corp.*	4,447

Men's & Boy's Furnishing, Work Clothing & Allied Garments - 3.69%
42	Polo Ralph Lauren Corp.	3,702

Motors & Generators -3.90%
113	Ametek, Inc.	3,904

Oil & Gas Field Machinery & Equipment - 4.39%
70	Cameron International Corp.*	4,395

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 3.88%
94	Albemarle Corp.	3,886

Retail - Family Clothing Stores - 5.28%
43	Abercrombie & Fitch Co.	3,254
68	American Eagle Outfitters, Inc.	2,039
		5,293
Retail - Miscellaneous Shopping - 3.26%
56	Dick's Sporting Goods, Inc*	3,263

Sercurity Brokers, Dealers & Floatation Companies - 3.31%
55	SEI Investments Co.	3,313

Semiconductors & Related Devices - 4.41%
73	MEMC Electronic Materials, Inc.*	4,422

Services - Advertising Agencies - 3.29%
126	Valueclick, Inc.*	3,293

Services - Business Services - 3.14%
51	Alliance Data Systems Corp.*	3,143

Servcies - Computer Intergrated Services - 2.82%
113	Macrovision Corp.*	2,831

Services - Computer Programming - 3.61%
41	Cognizant Technology Solutions Corp. Class A*	3,619

Services - Specialty Outpatient Facilities - 3.82%
95	Psychiatric Solutions, Inc.*	3,829

Special Industry Machinery - 2.98%
63	LAM Research Corp.*	2,982

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 5.48%		.
105	Commerical Metals Co.	3,292
51	Steel Synamics, Inc.	2,204
		5,496
Telephone & Telegraph Apparatus - 3.63%
109	Polycom, Inc.*	3,633

Wholesale - Electronic Parts & Equipment - 4.51%
125	Avnet, Inc.*	4,518

Wholesale - Industrial Machinery - 3.02%
72	Airgas, Inc.	3,035

Wholesale - Metals Service Centers & Offices - 4.68%
97	Reliance Steel & Aluminum Co.	4,695

TOTAL FOR COMMON STOCKS (Cost $94,849) - 96.78%		$ 96,983

TOTAL INVESTMENTS - (Cost $94,849) - 96.78%		96,983

OTHER ASSETS LESS LIABILITIES - 3.22%		3,222

NET ASSETS - 100.00%		$ 100,205

* Non-Income Producing Security during the period.

Astral Mid-Cap Financial Combustion Fund
Notes to Financial Statements
March 31, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $94,849 amounted to $2,135, which consisted of aggregate gross unrealized appreciation of $3,791 and aggregate gross unrealized depreciation of $1,656.

Astral Small-Cap Financial Combustion Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 98.44%

Drawing & Insulating of Nonferrous Wire - 4.74%
87	Belden CDT, Inc.	$ 4,662

Fire, Marine & Casualty Insurance - 2.91%
65	Philadelphia Consolidated Holding Corp.*	2,859

Measuring & Controlling Devices - 3.00%
110	Trimble Navigation, Ltd. *	2,952

Medicinal Chemicals & Botanical Products - 3.20%
67	Usana Health Sciences, Inc.*	3,140

Men's & Boy's Furnishing, Work Clothing & Allied Garments - 3.29%
55	Phillips-Van Heusen Corp.	3,234

Miscellaneous Manufacturing Industries - 3.12%
56	Ceradyne, Inc.*	3,066

Oil & Gas Field Machinery & Equipment - 4.11%
42	Hydril Co.*	4,042

Pharmaceutical Preparations - 4.16%
77	NBTY, Inc.*	4,084

Radio & Tv Broadcasting & Communications - 4.03%
120	Viasat, Inc.*	3,957

Retail - Apparel & Accessory Stores - 3.35%
70	Men's Wearhouse, Inc.	3,294

Retail - Miscellaneous Retail - 9.45%
158	Cash America International, Inc.	6,478
126	First Cash Financial Services, Inc.*	2,807
		9,285
Rolling Drawing & Extruding of Nonferrous Metals - 4.26%
46	RTI International Metals, Inc.*	4,186

Rubber & Plastics Footwear - 3.69%
51	Deckers Outdoor Corp.*	3,623

Services - Business Services - 5.03%
87	Webex Communications, Inc.*	4,947

Services - Computer Integrated Services - 4.08%
121	Talx Corp.	4,009

Services-Computer Programming and Data Processing - 3.33%
52	Factset Research Systems, Inc.	3,269

Services - Management Consulting - 3.27%
84	Inventiv Health, Inc.*	3,216

Services - Prepackaged Software - 8.73%
111	Altiris, Inc.	3,653
95	Hyperion Solutions Corp.*	4,924
		8,577
Special Industry Machinery - 4.45%
82	Varian Semiconductor Equipment Associates, Inc.*	4,377

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 4.85%		.
82	Chaparral Steel Co.	4,770

Telephone & Telegraph Apparatus - 2.99%
103	Netgear, Inc.*	2,939

Wholesale - Metals Services Center - 4.11%
102	Ryerson, Inc.	4,041

X-Ray Apparatus & Tubes - 4.29%
73	Hologic, Inc.*	4,208

TOTAL FOR COMMON STOCKS (Cost $93,902) - 98.44%		$ 96,735

SHORT TERM INVESTMENTS - 1.75%
1,722	AIM Liquid Assets (Cost $1,722) 5.24%**	1,722

TOTAL INVESTMENTS - (Cost $95,624) - 100.19%		98,457

LIABILITES IN EXCESS OF OTHER ASSETS - (0.19)%		(189)

NET ASSETS - 100.00%		$ 98,268

* Non-Income Producing Security during the period.
** Variable rate security; The coupon rate shown represents the rate at March 31, 2007

Astral Small-Cap Financial Combustion Fund
Notes to Financial Statements
March 31, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $95,624 amounted to $2,833, which consisted of aggregate gross unrealized appreciation of $4,393 and aggregate gross unrealized depreciation of $1,560.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Astral Investments Trust

By /s/ John Robert Jones, Jr.

     John Robert Jones, Jr.

     President and Treasurer

Date May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John Robert Jones, Jr.

     John Robert Jones, Jr.

     President and Treasurer

Date May 29, 2007